Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income	$ 16	$ 1,028	$ 600
Other comprehensive income (loss), net of tax
Net unrealized gains (losses) on available-for-sale securities	435	(663)	571
Other	27	(7)	(5)
Total other comprehensive income (loss), net of tax	462	(670)	566
Total comprehensive income	478	358	1,166
Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(94)	(82)	(61)
Total comprehensive income attributable to Nationwide Life Insurance Company	$ 572	$ 440	$ 1,227